Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transaction Relationship
Name	Relationship with the Group
Mr. Chen	Founder
Xiaomi	Shareholder of the Group
Foshan Wanwuhulian Trade Co., Ltd. (“Foshan Wanwuhulian”)	Controlled by the Founder

Schedule of Related Party Transactions
(1)	Amount due from/to related parties

	As of December 31,
	2018	2019
	RMB	RMB
Accounts receivable from a related party:
Xiaomi(a)	260,984	707,947

Other receivables from related parties:
Sales receivable from Xiaomi(b)	112,320	23,908
Other receivables from Xiaomi	—	36
Total	112,320	23,944

Amounts due to related parties:
Advertising and promotion expenses payable to Xiaomi(c)	1,887	12,919
Purchase payable to Xiaomi(a)	3,876	12,187
Total	5,763	25,106

(2)	Purchase from related parties

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Xiaomi(a)	1,685	18,235	43,037
Foshan Wanwuhulian(d)	—	—	15,422
Total	1,685	18,235	58,459

(3)	Revenue from a related party

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Xiaomi(a)	739,464	1,311,852	2,112,170

(4)	Selling and marketing expenses

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Commission expenses charged by Xiaomi(b)	3,327	20,824	58,874
Advertising and promotion expenses charged by Xiaomi(c)	—	3,774	22,977
Total	3,327	24,598	81,851

(5)	Interest expenses

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Xiaomi(e)	1,761	440	—
18.	RELATED PARTY TRANSACTIONS (Continued)

(6)	Interest income

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Xiaomi(f)	490	107	—

(a)

Foshan Viomi both sells water purifier and other products to and purchase Xiaomi branded products and certain raw materials from Xiaomi. The amount due from Xiaomi represents receivable arising from sales of water purifier and other products. The balance due to Xiaomi represents payable arising from purchase of Xiaomi branded products and certain raw materials.

(b)

Foshan Viomi sells its own brand products on the E-platform of Xiaomi, which charges Foshan Viomi commission and technical service fees. The amount due from Xiaomi represents sales receivable net of commission.

(c)

Foshan Viomi sells its own brand products on the E-platform of Xiaomi, which provides advertising and promotion service. The amount due to Xiaomi represents payable arising from advertising and promotion service.

(d)	Foshan Viomi purchases products from Foshan Wanwuhulian for trading during the year ended December 31, 2019.
(e)

Interest expense represents the expense of a loan provided by Xiaomi. The loan is RMB31,900 with an interest rate of 5.52% per annum. The loan term is 3 months and will be automatically extended by another 3 months if the two parties do not raise any objections on the maturity date. The loan has been settled in 2018.

(f)

Interest income represents interest from a loan provided to Xiaomi. The loan is US$5,000 with an interest rate of 3 month Libor add 10bps. The loan term is 3 months and will be automatically extended by another 3 months if the two parties do not raise any objections on the maturity date. The loan has been settled in 2018.